DIVIDENDS PAID AND PROPOSED - Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends [line items]
Dividends paid to non-controlling interests	$ 14	$ 89	$ 87
Dividend declared to the non-controlling interest			25
Omnium Telecom Algeria S.p.A
Dividends [line items]
Dividends paid to non-controlling interests	0	44	45
VIP Kazakhstan Holding AG
Dividends [line items]
Dividends paid to non-controlling interests	0	27	24
TNS Plus LLP
Dividends [line items]
Dividends paid to non-controlling interests	11	8	16
Other
Dividends [line items]
Dividends paid to non-controlling interests	$ 3	$ 10	$ 2